Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Minimum aggregate rental commitment under all noncancelable operating leases
2014	$ 237
2015	196
2016	157
2017	132
2018	114
Thereafter	922
Total	$ 1,758